Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

Note 2 - Business Combinations

As of August 8, 2014 (“Merger Date”), the Company completed its merger with Alpena Banking Corporation and its wholly owned subsidiary Bank of Alpena (“Alpena”). Alpena had one branch office and $102.9 million in assets as of August 8, 2014. The results of operations due to the merger have been included in the Company’s results since the Merger Date. The merger was effected by the issuance of shares of the Company’s common stock to Alpena Banking Corporation shareholders. Each share of Alpena’s common stock was converted into the right to receive 1.549 shares of the Company’s common stock, with cash paid in lieu of fractional shares. The conversion of Alpena’s shares resulted in the issuance of 842,965 shares of the Company’s common stock.

The business combination was recorded using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair values on the Merger Date. The following table provides the purchase price calculation as of December 31, 2014 and the identifiable assets acquired and liabilities assumed at their estimated fair values. A bargain purchase gain resulted from the business combination due to the fair value of the net assets acquired exceeding the value of the stock issued as consideration in the transaction. These fair value measurements are based on third-party valuations and are subject to refinement for up to one year after the Merger Date based on additional information that may be obtained by us that existed on the Merger Date.

First Federal of Northern Michigan Bancorp, Inc. common stock issued for Alpena Banking Corporation common shares	843

Price per share, based on First Federal of Northern Michigan Bancorp, Inc. closing price on August 8, 2014	$5.59

Total purchase price	$4,712

Preliminary Statement of Net Assets Acquired Fair Value:

Assets
Cash and cash equivalents	$41,650
Securities	24,008
Loans	33,051
Premises and Equipment	1,667
Core Deposit Intangible	1,392
Deferred Tax Asset	337
Other Assets	467
Total Assets	$102,572

Liabilities
Deposits	95,787
Other Liabilities	91
Total Liabilities	$95,878
Net Identifiable Assets Acquired		$6,694
Bargain Purchase Gain		$(1,982)

The results of operations for the year ended December 31, 2014 include the operating results of the combined entities cfor the 143 days subsequent to the Merger Date. Alpena’s results of operations prior to the Merger Date are not included in the Company’s consolidated statement of comprehensive income.

We incurred merger related expenses of $266 during 2014. These expenses were for professional services such as legal, accounting and contractual arrangements for consulting services.

The following table provides the pro forma information for the results of operations for the years ended December 31, 2014 and 2013, as if the merger had occurred on January 1 of each year. These adjustments reflect the impact of certain purchase accounting fair value measurements, primarily on the loan and deposit portfolios of Bank of Alpena. In addition, the $266 in merger-related costs noted above are included in each period presented. Further operating cost savings are expected along with additional business synergies as a result of the merger which are not presented in the pro forma amounts. These pro forma results are presented for illustrative purposes only and are not intended to represent or be indicative of the actual results of operations of the combined banking organizations that would have been achieved had the merger occurred at the beginning of each period presented, nor are they intended to represent or be indicative of future results of the Company.

	For the Year Ended
	December 31,
	2014	2013
Net interest income	$9,554	$9,602
Non-interest income	3,631	2,079
Non-interest expense	10,502	11,064
Net income	2,316	190
Net income per basic and diluted share	0.72	0.07
Weighted average shares outstanding	3,219	2,884

In most instances, determining the fair value of the acquired assets and assumed liabilities required the Company to estimate the cash flows expected to result from those assets and liabilities and to discount those cash flows at appropriate rates of interest. The most significant of those determinations related to the valuation of acquired loans. For such loans, the excess cash flows expected at merger over the estimated fair value is recognized as interest income over the remaining lives of the loans. The difference between contractually required payments at merger and the cash flows expected to be collected at merger reflects the impact of estimated credit losses and other factors, such as prepayments. In accordance with the applicable accounting guidance for business combinations, there was no carry-over of Alpena’s previously established allowance for loan losses.

The acquired loans were divided into loans with evidence of credit quality deterioration, which are accounting for under ASC 310-30 (“acquired impaired”), and loans that do not meet the criteria, which are accounted for under ACC 310-20 (“acquired non-impaired”). In addition, the loans are further categorized into different pools based primarily on the type and purpose of the loan.

	Acquired Impaired	Acquired Non-Impaired	Acquired Total
	(in thousands)
Real estate loans:
Residential mortgages	$397	$6,992	$7,389
Commercial Loans:
Construction - real estate	—	109	109
Secured by real estate	3,070	14,721	17,791
Other	1,201	4,213	5,414
Total commercial loans	4,271	19,043	23,314
Consumer loans:
Secured by real state	30	1,567	1,598
Other	—	750	750
Total consumer loans	30	2,318	2,348

Total Loans at acqusition date	$4,698	$28,353	$33,051

	Acquired Impaired	Acquired Non-Impaired	Acquired Total
	(in thousands)

Loans acquired- contractual required payments	$5,930	$28,587	$34,517
Non accretable difference	(1,232)	—	(1,232)
Expected cash flows	4,698	28,587	33,285
Accretable yield	—	(234)	(234)
Carrying balance at acquisition date	$4,698	$28,353	$33,051